Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Ultra Short Tax-Free Fund

BMO Short Tax-Free Fund

BMO Intermediate Tax-Free Fund

BMO Monegy High Yield Bond Fund

BMO Multi-Asset Income Fund

Supplement dated August 25, 2015 to the Prospectus dated December 29, 2014, as supplemented February 6, 2015, February 9, 2015, April 7, 2015, April 21, 2015, May 18, 2015, May 19, 2015, June 1, 2015, and June 8, 2015

The information in the Prospectus under “Fund Summary – BMO Ultra Short Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke, Craig J. Mauermann, and Robert Wimmel are co-portfolio managers of the Fund. Mr. Boritzke, Head of Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has managed the Fund since May 2015. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has managed the Fund since its inception in 2009. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Wimmel was Head of Investment Grade Municipals at Invesco Advisers and held various positions there since 1996.

The information in the Prospectus under “Fund Summary – BMO Short Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke, Craig J. Mauermann, and Robert Wimmel are co-portfolio managers of the Fund. Mr. Boritzke, Head of Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has managed the Fund since May 2015. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has managed the Fund since May 2015. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Wimmel was Head of Investment Grade Municipals at Invesco Advisers and held various positions there since 1996.

The information in the Prospectus under “Fund Summary – BMO Intermediate Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke, Craig J. Mauermann, and Robert Wimmel are co-portfolio managers of the Fund. Mr. Boritzke, Head of Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has managed the Fund since its inception in 1994. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has managed the Fund since May 2015. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Wimmel was Head of Investment Grade Municipals at Invesco Advisers and held various positions there since 1996.

The information in the Prospectus under “Fund Summary – BMO Monegy High Yield Bond Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. Lori J. Marchildon and Vincent Huang are co-portfolio managers of the Fund. Ms. Marchildon, Portfolio Manager, joined Monegy in 2001 and has managed the Fund since its inception in 2011. Mr. Huang, Associate Portfolio Manager, joined Monegy in 2007 and has managed the Fund since August 2015.

The information in the Prospectus under “Fund Summary – BMO Multi-Asset Income Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. Brent Schutte, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schutte, Senior Portfolio Manager of the Adviser, joined the Adviser in 2012 and has managed the Fund since its inception in 2013. Previously, Mr. Schutte was a portfolio manager with the Adviser’s affiliate, BMO Harris Bank N.A., since 1995. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has managed the Fund since August 2015. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015.

The information regarding the BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, BMO Intermediate Tax-Free Fund, BMO Monegy High Yield Bond Fund, and BMO Multi-Asset Income Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

John D. Boritzke, Craig J. Mauermann, and Robert Wimmel co-manage the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND. All members of the team share investment decision making responsibilities with respect to the Funds. Mr. Boritzke, Head of Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983. He has managed the ULTRA SHORT TAX-FREE FUND and SHORT TAX-FREE FUND since May 2015 and managed the INTERMEDIATE TAX-FREE FUND since its inception in 1994. He is a CFA Charterholder. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004. He has managed the ULTRA SHORT TAX-FREE FUND since its inception in 2009 and the SHORT TAX-FREE FUND and INTERMEDIATE TAX-FREE FUND since May 2015. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015. He has managed the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND since August 2015. Previously, Mr. Wimmel was Head of Investment Grade Municipals at Invesco Advisers and held various positions there since 1996.

Monegy has managed the MONEGY HIGH YIELD BOND FUND since its inception in December 2011. Lori J. Marchildon and Vincent Huang co-manage the Fund. Both members of the team share investment decision making responsibilities with respect to the Fund. Ms. Marchildon, a Portfolio Manager, a member of Monegy’s Investment Policy Committee, and an officer of Monegy, joined Monegy in 2001 and has managed the Fund since its inception in 2011. Ms. Marchildon is a CFA Charterholder. Mr. Huang, an Associate Portfolio Manager, joined Monegy in 2007 and has managed the Fund since August 2015.

Brent Schutte, Lowell Yura, and Jon Adams co-manage the MULTI-ASSET INCOME FUND. All members of the team share investment decision making responsibilities with respect to the Fund. Mr. Schutte, Senior Portfolio Manager of the Adviser, has over 20 years’ experience in the investment industry and joined the Adviser in 2012. He has co-managed the Fund since its inception in 2013. He is a CFA Charterholder. Previously, Mr. Schutte was a portfolio manager with the Adviser’s affiliate,

BMO Harris Bank N.A. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014. He has co-managed the Fund since August 2015. He is a CFA Charterholder. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015. He is a CFA Charterholder. He has co-managed the Fund since August 2015. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus for future reference.